Investments - Schedule of Available-for-Sale Securities (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	$ 106.2
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	51,919,000	34,993,000	44,835,000
Available-for-sale Securities, Gross Unrealized Gains	358,000	879,000	911,000
Available-for-sale Securities, Gross Unrealized Losses	1,053,000	9,000	0
Available-for-sale Securities, Fair Value Disclosure	51,224,000	35,863,000	45,746,000
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	44,070,000	35,922,000	35,572,000
Available-for-sale Securities, Gross Unrealized Gains	496,000	1,253,000	825,000
Available-for-sale Securities, Gross Unrealized Losses	697,000	16,000	24,000
Available-for-sale Securities, Fair Value Disclosure	43,869,000	37,159,000	36,373,000
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	23,165,000	20,387,000	17,493,000
Available-for-sale Securities, Gross Unrealized Gains	69,000	433,000	208,000
Available-for-sale Securities, Gross Unrealized Losses	457,000	7,000	0
Available-for-sale Securities, Fair Value Disclosure	22,777,000	20,813,000	17,701,000
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	11,857,000	4,121,000	3,573,000
Available-for-sale Securities, Gross Unrealized Gains	55,000	123,000	99,000
Available-for-sale Securities, Gross Unrealized Losses	16,000	0	1,000
Available-for-sale Securities, Fair Value Disclosure	11,896,000	4,244,000	3,671,000
Fixed Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	131,011,000	95,423,000	101,473,000
Available-for-sale Securities, Gross Unrealized Gains	978,000	2,688,000	2,043,000
Available-for-sale Securities, Gross Unrealized Losses	2,223,000	32,000	25,000
Available-for-sale Securities, Fair Value Disclosure	129,766,000	98,079,000	103,491,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	569,000	1,563,000	994,000
Available-for-sale Securities, Gross Unrealized Gains	0	8,000	147,000
Available-for-sale Securities, Gross Unrealized Losses	136,000	0	0
Available-for-sale Securities, Fair Value Disclosure	433,000	1,571,000	1,141,000
Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	131,580,000	96,986,000	102,467,000
Available-for-sale Securities, Gross Unrealized Gains	978,000	2,696,000	2,190,000
Available-for-sale Securities, Gross Unrealized Losses	2,359,000	32,000	25,000
Available-for-sale Securities, Fair Value Disclosure	$ 130,199,000	$ 99,650,000	$ 104,632,000